Note 12 - Accounts Payable, Accrued Expenses and Other Liabilities - 10Q (Details) - Accounts Payable, Accrued Expenses and Other Liabilities (USD $)	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2013 Accrued Quarterly [Member]	Sep. 30, 2012 Accrued Quarterly [Member]
Note 12 - Accounts Payable, Accrued Expenses and Other Liabilities - 10Q (Details) - Accounts Payable, Accrued Expenses and Other Liabilities [Line Items]
Commissions payable	$ 7,151,000	$ 5,363,000	$ 8,679,000	$ 7,151,000
Deferred clearing fee credits	251,000	363,000	112,000	112,000
Telecommunication vendors payable	75,000	77,000	114,000	75,000
Legal fees payable	418,000	306,000	656,000	418,000
Deferred rent payable	241,000	268,000	212,000	241,000
Accrued compensation	24,000	581,000	2,000	24,000
Capital lease liability	279,000	415,000	136,000	171,000
Other vendors	2,858,000	3,909,000	2,510,000	3,105,000
Short-term portion			12,421,000	11,297,000
Long-term portion			236,000	263,000
Total	$ 11,297,000	$ 11,832,000	$ 12,657,000	$ 11,560,000